Land use right, net	12 Months Ended
Dec. 31, 2020
Land use right, net
Land use right, net

10. Land use right, net

Land use right, net, consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Land use right	101,007	101,007	15,480
Less: Accumulated amortization	(2,233)	(4,294)	(658)
Net book value	98,774	96,713	14,822

In December 2018, the Group obtained the certificate for a land use right, which had been fully paid, and started to amortize over the remaining period of the right to use the land. Amortization expenses for land use right were RMB171, RMB2,062 and RMB2,061 for the years ended December 31, 2018, 2019 and 2020, respectively.